Share-based Payments	12 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-based Payments	Share-based PaymentsTakeda maintains share-based compensation payment plans for the benefit of its directors and certain employees of the Company and its subsidiaries and affiliates worldwide. Takeda recorded total compensation expense related to its share-based payment plans of 39,428 million JPY, 43,730 million JPY, and 61,024 million JPY for the years ended March 31, 2021, 2022 and 2023, respectively, in its consolidated statements of profit or loss.
Equity-settled Plans
Stock Options
Takeda previously provided a stock option plan under which it granted awards to members of Takeda’s board of directors (the “Board”), corporate officers, and senior management through the year ended March 31, 2014. There were no stock options granted during the years presented in these financial statements and all previously granted awards are fully vested. These awards generally vested three years after the grant date. The stock options are exercisable for 10 years after the grant date for options held by members of the Board and 20 years for options held by corporate officers and senior management. The individual must be either a Board member or an employee of the Company or one of its subsidiaries or affiliates to exercise the options, unless the individual retired due to the expiration of their term of office, mandatory retirement or other acceptable reasons.
There was no compensation expense recorded during the years ended March 31, 2021, 2022 and 2023 as all awards were fully vested.
The following table summarizes the stock option activity:

	For the Year Ended March 31
	2021		2022		2023
	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)
As of beginning of the year	3,371,200	¥4,065	3,357,200	¥4,082	3,347,100	¥4,094
Exercised	(14,000)	1	(10,100)	1	(43,500)	2,802
As of end of the year	3,357,200	4,082	3,347,100	4,094	3,303,600	4,111
All of the stock options were exercisable as of March 31, 2021, 2022 and 2023.
The weighted-average share price at the date of exercise was 4,115 JPY, 3,815 JPY and 3,852 JPY during the years ended March 31, 2021, 2022 and 2023, respectively. The weighted-average exercise price and weighted-average remaining contractual life of the share options outstanding were 4,082 JPY and 11 years, 4,094 JPY and 10 years, and 4,111 JPY and 9 years, as of March 31, 2021, 2022 and 2023, respectively.
Stock Incentive Plans
Takeda has the following 3 stock-based incentive compensation plans for its directors and eligible employees including members of senior management:

Board incentive plan (“BIP”) Trust -The BIP Trust is an incentive plan for board directors designed based on Restricted Stock Units and Performance Share Units, whereby Restricted Stock Unit awards and Performance Share Unit awards are granted to board directors. Each award is settled in a single share of the Company’s common stock. Under the BIP, Restricted Stock Unit awards are subject to certain service-based conditions and vest ratably over three years. Performance Share Unit awards are granted to internal directors and are subject to certain service-based conditions and also subject to the achievement of certain performance metrics that are intended to align with Takeda’s strategic focus and long-term growth. Performance Share Unit awards vest three years from the date of grant. For purposes of the Performance Share Unit awards, the performance metrics primarily consisted of: (i) 3-year accumulated revenue; (ii) 3-year accumulated core operating profit margin; (iii) 3-year accumulated free cash flow; (iv) certain R&D goals; and (v) 3-year relative total shareholder return. The settlement value of the awards is based on stock price and subject to, among other things, applicable tax withholding, foreign exchange rates (in countries other than Japan) and the value of company dividends during the vesting period. Takeda, through a wholly owned trust, buys shares of the Company’s common stock in the market on the grant date, and uses these shares to settle the awards upon vesting. The number of shares the individual receives (either through physical settlement or cash) is based on the achievement of the performance criteria and vesting of the award. The trust settles the awards through the issuance of shares to individuals residing in Japan. For individuals residing outside of Japan, the trust sells the shares the individual is eligible to receive and pays cash to the individual in settlement of the award.

Employee Stock Ownership Plan (“ESOP”) Trust - The ESOP Trust is an employee incentive plan designed based on Restricted Stock Units and Performance Share Units, whereby Restricted Stock Unit awards and Performance Share Unit awards are granted to certain employees, including members of senior management of the Company. Each award is settled in a single share of the Company's common stock. Restricted Stock Unit awards and Performance Share Unit awards are granted to certain members of senior management while Restricted Stock Unit awards are granted to the remainder of employees. Restricted Stock Unit awards are subject to certain service-based conditions and vest ratably over three years. Performance Share Unit awards are subject to certain service-based conditions and also subject to the achievement of certain performance metrics that are intended to align with Takeda’s strategic focus and long-term growth. Performance Share Unit awards vest three years from the date of grant. For purposes of the Performance Share Unit awards, the performance metrics primarily consisted of (i) 3-year accumulated revenue; (ii) 3-year accumulated core operating profit margin; (iii) 3-year accumulated free cash flow; (iv) certain R&D goals; and (v) 3-year relative total shareholder return. The settlement value of the awards is based on stock price and subject to, among other things, applicable tax withholding and the value of company dividends during the vesting period. Takeda, through a wholly owned trust, buys shares of the Company's common stock in the market or issues shares the Company's common stock on the grant date and uses these shares to settle the awards upon vesting. The number of shares the individual receives is based on the achievement of the performance criteria and vesting of the award. The trust settles the awards through the issuance of shares to individuals residing in Japan. For individuals residing outside of Japan, the trust sells the shares the individual is eligible to receive and pays cash to the individual in settlement of the award.

Long-Term Incentive Plan for Company Group Employees Overseas (“LTIP”) - The LTIP was approved by the Board on June 24, 2020 and is an incentive plan that provides for the grant of awards to eligible employees, including members of senior management of the Company and its subsidiaries and affiliates overseas. The LTIP provides for the grant of Restricted Stock Units and Performance Stock Units, as well other equity based awards. Grants under the LTIP may be settled in American Depositary Shares (“ADSs”) or cash, or a combination thereof.
Takeda first granted awards under the LTIP on July 1, 2020 in the form of Restricted Stock Unit awards and Performance Stock Unit awards, and no other forms of awards have been granted under the LTIP to date. Restricted Stock Unit awards are subject to certain service-based conditions and vest ratably over three years. Performance Stock Unit awards are subject to certain service-based conditions and also subject to the achievement of certain performance metrics that are intended to align with Takeda’s strategic focus and long-term growth. Performance Stock Unit awards vest three years from the date of grant. For purposes of the Performance Stock Unit awards, the performance metrics primarily consisted of: (i) 3-year accumulated revenue; (ii) 3-year accumulated core operating profit margin; (iii) 3-year accumulated free cash flow; (iv) certain R&D goals; and (v) 3-year relative total shareholder return. The value of such awards when such awards are to be settled in ADSs is based on the fair market value of the shares of the Company's common stock converted into ADSs, subject to, among other things, applicable tax withholding, foreign exchange rates and the value of company dividends during the vesting period. Restricted Stock Unit awards and Performance Stock Unit awards granted under the LTIP are to be settled in ADS to award recipients residing and employed in countries outside of Japan where settlement in ADSs is permitted by local law and regulation. In countries outside of Japan where such form of settlement is not permissible due to legal, regulatory and/or administrative reasons, Restricted Stock Unit awards and Performance Stock Unit awards are structured such that settlement is to be made in cash and accounted as a “Cash-Settled LTIP Award” (please refer to Cash-Settled LTIP Awards).

The total compensation expense recognized related to these plans was 37,663 million JPY, 43,374 million JPY and 60,672 million JPY during the years ended March 31, 2021, 2022 and 2023, respectively.
The weighted average fair value of the awards at the grant date is as follows (in JPY):

	For the Year Ended March 31
	2021	2022	2023
BIP:
Weighted average fair value at grant date	¥3,765	¥3,738	¥3,759
ESOP:
Weighted average fair value at grant date	3,765	3,738	3,759
Equity-Settled LTIP:
Weighted average fair value at grant date	1,907 (US$17.64 in contractual currency)	1,877 (US$16.90 in contractual currency)	1,909 (US$14.09 in contractual currency)
The grant date fair value for BIP and ESOP was calculated using the share price of the Company's common stock on the grant date while the grant date fair value for LTIP was calculated using the share price of ADS as it was determined to be approximately the same as the fair value of the awards. One ADS equals 0.5 of the Company's common stock.
The following table summarizes the award activity related to the BIP (the number of awards) (1 award represents 1 share of the Company's common stock), ESOP (the number of awards) (1 award represents 1 share of the Company's common stock) and Equity-settled LTIP (the number of awards) (1 award represents 1 share of the ADS). One ADS equals 0.5 of the Company's common stock:

	For the Year Ended March 31
	2021			2022			2023
	BIP	ESOP	Equity-Settled LTIP	BIP	ESOP	Equity-Settled LTIP	BIP	ESOP	Equity-Settled LTIP
At beginning of the year	819,229	13,398,751	—	1,035,843	7,751,952	23,412,994	1,216,361	3,372,452	40,861,734
Granted	518,965	791,687	25,223,010	536,121	534,437	29,211,506	544,491	450,340	38,897,622
Forfeited/expired before vesting	—	(794,005)	(1,744,170)	—	(552,490)	(4,270,590)	(13,554)	(96,015)	(4,682,948)
Settled	(302,351)	(5,644,481)	—	(355,603)	(4,361,447)	(7,466,212)	(435,309)	(2,949,200)	(15,237,880)
Transfer to Cash-Settled LTIP	—	—	(65,846)	—	—	(25,964)	—	—	(85,930)
Transfer to Cash-Settled RSU	—	—	—	—	—	—	—	(3,733)	—
At end of the year	1,035,843	7,751,952	23,412,994	1,216,361	3,372,452	40,861,734	1,311,989	773,844	59,752,598

There were no exercisable shares as of March 31, 2021, 2022, and 2023. The weighted average remaining contractual life of the outstanding awards was one year for the BIP as of March 31, 2022 and 2023, zero year as of March 31, 2022 and one year as of March 31, 2023 for the ESOP, and one year for the Equity-Settled LTIP plans as of March 31, 2022 and 2023.
Cash-Settled Awards
Takeda has a phantom stock appreciation rights (“PSARs”) plan and a restricted stock units (“RSUs”) plan for certain employees of subsidiaries of the Company. The value of these awards is linked to share price of the Company and are settled in cash. Moreover, where settlement of awards granted under the LTIP described under “—Equity Settled Plans” above in ADSs or shares of common stock is not permissible due to legal, regulatory and/or administrative reasons, such awards are settled in cash. The total compensation expense recorded associated with these plans was 1,765 million JPY, 356 million JPY and 352 million JPY during the years ended March 31, 2021, 2022 and 2023. The total liability reflected in the consolidated statements of financial position as of March 31, 2021, 2022 and 2023 is 2,115 million JPY, 1,583 million JPY and 1,026 million JPY, respectively.
Phantom stock appreciation rights (“PSARs”)
The PSARs vest one third each year over a three-year period from the end of the fiscal year during which the awards were granted and can be exercised for a period of ten years from the end of the fiscal year during which the awards were granted. The awards are settled through a cash payment to the holder based on the difference between the share price of the Company at the date of exercise, and the share price at the date of grant.
The following table summarizes the award activity related to the PSARs (the number of awards) (1 award represents 1 share of the Company's common stock) :

	For the Year Ended March 31
	2021		2022		2023
	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)
As of beginning of the year	2,686,749	¥4,873	2,270,439	¥4,997	1,471,095	¥5,481
Forfeited/expired after vesting	(416,310)	4,641	(799,344)	5,134	(1,253,565)	6,054
As of end of the year	2,270,439	4,997	1,471,095	5,481	217,530	5,956

All PSARs were vested and exercisable as of March 31, 2021, 2022 and 2023. There was no intrinsic value of vested cash-settled share-based payments as of March 31, 2022 and 2023.
Restricted stock units (RSUs)
The RSUs vest one third each year over a three-year period from the end of the fiscal year during which the awards were granted. The RSUs are settled upon vesting based on the share price at the vesting date plus any dividends paid on shares during the vesting period. There is no exercise price payable by the holder.
The following table summarizes the award activity related to the RSUs (the number of awards) (1 award represents 1 share of the Company’s common stock):

	For the Year Ended March 31
	2021	2022	2023
As of the beginning of the year	1,439,536	778,451	317,734
Granted	23,541	—	—
Forfeited/expired before vesting	(155,551)	(62,649)	(8,208)
Settled	(529,075)	(398,068)	(313,259)
Transfer from Equity-Settled ESOP	—	—	3,733
As of the end of the year	778,451	317,734	—
There are no exercisable balances as of March 31, 2021, 2022 and 2023.

Cash-Settled LTIP Awards
As noted above, for purposes of restricted stock unit awards and performance stock units granted under the LTIP in countries where settlement in ADSs is not permissible due to legal, regulatory and/or administrative reasons, such grants are structured such that settlement is to be made in cash and accounted for as Cash-Settled LTIP Awards.
The following table summarizes the award activity related to the Cash-Settled LTIP Awards (the number of awards) (1 award represents 1 ADS):

	For the Year Ended March 31
	2021	2022	2023
As of the beginning of the year	—	262,994	296,640
Granted	286,316	153,604	213,224
Forfeited/expired before vesting	(29,478)	(25,682)	(30,372)
Settled	(59,690)	(120,240)	(197,780)
Transfer from Equity-Settled LTIP	65,846	25,964	85,930
As of the end of the year	262,994	296,640	367,642
There are no exercisable balances as of March 31, 2021, 2022 and 2023.